SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Details) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 10, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Details) [Line Items]
Cash	$ 437,369		$ 1,129,684	$ 865,031
Cash equivalents	0		0	0
Assets held in the trust account	85,086,232		88,654,397	91,872,418
Cash withdrawn from Trust Account	0	$ 600,000	0	600,000
Unrecognized tax benefits	0		0	0
Accrued interest and penalties	0		$ 0	0
Accrued dividends	$ 260,910			$ 0
Class A Ordinary Shares [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Details) [Line Items]
Assets held in the trust account					$ 85,170,000
Temporary equity, shares outstanding (in Shares)	7,870,992		8,625,000	8,625,000	754,008
Temporary equity, redemption price per share (in Dollars per share)	$ 10.81		$ 10.24	$ 10.65	$ 10.82
Aggregate redemption amount					$ 8,158,743